                    April 21, 2010

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:           Post-Effective Amendment No. 19
Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
WRL Freedom Elite Builder and WRL Associate Freedom Elite Builder
(File No. 333-58322/811-4420)

Filer CIK No.:  0000778209

Dear Sir or Madam:

On behalf of Western Reserve Life Assurance Co. of Ohio and WRL Series Life Account (the “Account”), we have enclosed for filing pursuant to (1) the Securities Act of 1933, as amended, and Rule 485(b) thereunder, and (2) the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 19 (“Amendment”) to the Form N-6 Registration Statement of the WRL Freedom Elite Builder and WRL Associate Freedom Elite Builder (the “Policy”) being funded through the Account. This filing has been marked to show changes from the last post-effective amendment for the Policy.

This Amendment reflects updated financial information and reflects other minor clarifying or stylistic changes.

This Amendment is being filed pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933 (“1933 Act”).  We represent that the Amendment does not contain disclosures that would otherwise render it ineligible to become effective pursuant to paragraph (b).

If you have any questions concerning this filing, please do not hesitate to call Arthur D. Woods, Esq. at (727) 299-1830 or me at (727) 299-1747.

                 Very truly yours,

                 /s/ Gayle A. Morden
                 Gayle A. Morden
           Manager- Registered Products and Distribution

Enclosures
cc:  Arthur D. Woods, Esq.
      Mary Jane Wilson-Bilik, Esq.
      Priscilla Hechler